PAPP AMERICA-ABROAD FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2000
                                  (UNAUDITED)

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

                                                                                         Number         Market
                              Common Stocks                                             of Shares       Value
------------------------------------------------------------------------------         -----------    ---------


Financial Services (20.7%)
   American International Group
      (Major international insurance holding company)                                     61,500   $  5,884,781
   General Electric Company
      (Diversified financial and industrial company)                                     155,000      8,941,563
   State Street Corporation
      (Provider of U.S. and global securities custodial services)                        193,000     25,090,000
                                                                                                   -------------
                                                                                                     39,916,344
                                                                                                   -------------
Computer Equipment (16.5%)
   EMC Corporation *
      (Manufacturer of enterprise computer storage systems)                               65,000      6,443,125
   Hewlett-Packard Company
      (Manufacturer of printers, computers, and supplies)                                 65,000      6,305,000
   Intel Corporation
      (Manufacturer of microprocessors, microcontrollers, and memory chips)              353,000     14,693,625
   International Business Machines Corporation
       (Global provider of information technology, hardware, software,
      and services)                                                                       38,000      4,275,000
                                                                                                   -------------
                                                                                                     31,716,750
                                                                                                   -------------
Electronic Equipment (14.6%)
   American Power Conversion *
      (Leading producer of uninterruptible power supply products)                        765,000     14,678,437
   Molex, Inc.
      (Supplier of interconnection products)                                             323,250     13,394,672
                                                                                                   -------------
                                                                                                     28,073,109
                                                                                                   -------------
Pharmaceutical (13.9%)
   Eli Lilly & Company
      (Prescription pharmaceuticals)                                                      65,000      5,273,125
   Merck & Company
      (Prescription pharmaceuticals)                                                     237,000     17,641,688
   Pfizer, Inc.
      (Prescription pharmaceuticals)                                                      85,000      3,819,687
                                                                                                   -------------
                                                                                                     26,734,500
                                                                                                   -------------
Industrial Services (12.7%)
   Interpublic Group of Companies, Inc.
      (Worldwide advertising agencies)                                                   530,000     18,053,125
   Expeditors International of Washington, Inc.
      (International air freight forwarding)                                              70,300      3,167,894
   Omnicom Group, Inc.
      (Worldwide advertising agencies)                                                    18,000      1,312,875
   Young & Rubicam, Inc.
      (Worldwide advertising agencies)                                                    37,000      1,831,500
                                                                                                   -------------
                                                                                                     24,365,394
                                                                                                   -------------
Software (5.2%)
   Microsoft Corporation*
      (Personal computer software)                                                       165,000      9,941,250
                                                                                                   -------------


* Non-income producing security

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                         PAPP AMERICA-ABROAD FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2000
                                  (UNAUDITED)

                                                                                         Number         Market
                              Common Stocks                                             of Shares       Value
------------------------------------------------------------------------------         -----------    ---------

Restaurants (4.9%)
   McDonald's Corporation
      (Fast food restaurants and franchising)                                            317,000   $  9,569,438
                                                                                                   -------------

Medical Products (4.2%)
   Johnson & Johnson
      (Healthcare products)                                                               72,500      6,810,469
   Medtronic, Inc.
      (Manufacturer of implantable biomedical devices)                                    23,000      1,191,687
                                                                                                   -------------
                                                                                                      8,002,156
                                                                                                   -------------
Telecommunications (2.6%)
   Cisco Systems, Inc. *
      (Leading supplier of computer internetworking systems)                              32,000      1,768,000
   L.M. Ericsson Telephone AB
      (Leading manufacturer of wireless infrastructure and handsets)                      50,000        740,625
   Nokia Corporation
      (Leading manufacturer of wireless handsets)                                         48,000      1,911,000
   Tellabs, Inc.*
      (Manufacturer of digital cross connect systems for
      telecommunications service providers)                                               13,000        620,750
                                                                                                   -------------
                                                                                                      5,040,375
                                                                                                   -------------
Semiconductor Equipment (1.2%)
   Applied Materials, Inc.*
      (Leading developer, manufacturer, and marketer of semiconductor
      manufacturing systems)                                                              38,000      2,253,875
                                                                                                   -------------

Specialty Retailing (1.0%)
   Office Depot *
      (Leading retailer and direct marketer of office supplies)                          260,500      2,035,156
                                                                                                   -------------

Instruments & Testing (0.7%)
   Agilent Technologies*
      (Designs and manufactures test and measurement systems for
      the electronics and healthcare industries)                                          26,791      1,311,084
                                                                                                   -------------

Miscellaneous (0.9%)
   Steiner Leisure Ltd. *
      (Provider of spa services, beauty salons, and health clubs on cruise ships)         75,850      1,697,144
                                                                                                   -------------

Total Common Stocks - 99.1%                                                                         190,656,575
Cash and Other Assets, Less Liabilities - 0.9%                                                        1,681,244
                                                                                                   -------------

Net Assets - 100%                                                                                  $192,337,819
                                                                                                   =============

Net Asset Value Per Share
(Based on 6,025,319 shares outstanding at September 30, 2000)                                      $      31.92
                                                                                                   =============


* Non-income producing security

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